Offerings - Offering: 1	Feb. 05, 2026 USD ($)
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered	250,000,000
Maximum Aggregate Offering Price	$ 250,000,000
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)

There is being registered hereunder an unspecified number of shares of (a) common shares, (b) debt securities, (c) warrants to purchase common shares or debt securities of the Registrant, (d) subscription receipts to purchase common shares, warrant or debt securities of the Registrant, and (e) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an unspecified number of shares of common shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $250,000,000. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

(3)	The total amount of Debt Securities that may be issued will not exceed $10,000,000 in the aggregate.